Goodwill and Other Intangible Assets - Future Amortization Expense (Details) $ in Millions	Mar. 31, 2022 USD ($)
Goodwill and Intangible Assets Disclosure [Abstract]
2023	$ 4.1
2024	4.4
2025	4.6
2026	4.7
2027	$ 5.0